Short Term Bank Deposits	12 Months Ended
Dec. 31, 2023
Short Term Bank Deposits [Abstract]
SHORT TERM BANK DEPOSITS

NOTE 5 - SHORT TERM BANK DEPOSITS:

In 2022, Eco Wave Power Ltd. has deposited an amount of $5,000 in Bank Hapoalim Ltd. in short term bank deposits for a period of one year bearing an interest at an annual rate of 4.6%. In 2023 $4,000 of this amount have been deposited for a period of six months in short term bank deposit. The short term bank deposits are in USD. The company will be entitled to interest at an annual rate of 6.55% at the end of the deposit period should it not withdraw the deposit before the end of the period.